Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) - Non-cash investing and financing activities - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Flight equipment reclassified to net investment in finance and sales-type leases	$ 168,000	$ 206,000
Flight equipment reclassified to held for sale, net	424,000	520,000
Release to income upon sale	$ 90,637	$ 2,766